Stockholders Deficit (Details 3) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stockholders Deficit
Warrants outstanding , Beginning	19,443,314
Warrants issued	135,534
Warrants Exercised	(162,867)
Warrants Forfeited	(51,967)
Warrants outstanding , ending	19,364,014	19,443,314
Warrants Exercisable	19,364,014
Weighted average exercise price, option outstanding, Beginning Balance	$ 10.16
Warrants, weighted average exercise price, Issued	3.70
Warrants, weighted average exercise price, Exercised	(4.92)	$ (1.67)	$ (1.64)
Warrants, weighted average exercise price, Forfeited	(3.70)
Warrants, weighted average exercise price, Expired	0
Weighted average exercise price, option outstanding, Ending Balance	$ 10.15	$ 10.16